Marketable Securities - Schedule of Cost, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Value of Available for Sale Investments (Detail) $ in Thousands	Sep. 30, 2020 USD ($)
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	$ 124,608
Unrealized Losses	(29)
Estimated Fair Value	124,579
U.S. Treasury Securities
Schedule Of Available For Sale Securities [Line Items]
Amortized Cost	124,608
Unrealized Losses	(29)
Estimated Fair Value	$ 124,579